Investment Securities	3 Months Ended
Mar. 31, 2016
Investments, Debt and Equity Securities [Abstract]
Investment Securities

NOTE 3. INVESTMENT SECURITIES

Substantially all of our investment securities are classified as available-for-sale. These comprise mainly investment-grade debt securities supporting obligations to annuitants and policyholders in our run-off insurance operations. We do not have any securities classified as held-to-maturity.

	March 31, 2016					December 31, 2015
		Gross	Gross				Gross	Gross
	Amortized	unrealized	unrealized	Estimated		Amortized	unrealized	unrealized	Estimated
(In millions)	cost	gains	losses	fair value		cost	gains	losses	fair value

GE
Debt
U.S. corporate	$3	$-	$-	$3		$2	$-	$-	$3
Corporate – non-U.S.	1	-	-	1		1	-	-	1
U.S. government and federal
agency	49	-	-	49		49	-	-	49
Equity	40	9	(4)	44		87	13	(2)	98
	93	9	(4)	97		139	14	(2)	151

GE Capital
Debt
U.S. corporate	19,858	3,385	(156)	23,087		19,971	2,669	(285)	22,355
State and municipal	3,924	556	(53)	4,428		3,910	407	(73)	4,245
Mortgage and asset-backed(a)	3,020	169	(33)	3,156		2,995	157	(35)	3,116
Corporate – non-U.S.	782	102	(4)	880		759	96	(9)	846
Government – non-U.S.	294	141	-	435		279	136	-	415
U.S. government and federal
agency	705	64	-	768		623	104	-	727
Equity	112	18	(2)	128		112	16	(4)	123
	28,695	4,435	(248)	32,882	(b)	28,648	3,585	(407)	31,827

Eliminations	(5)	-	-	(5)		(4)	-	-	(4)
Total	$28,783	$4,444	$(252)	$32,974		$28,783	$3,599	$(409)	$31,973

  Included residential mortgage-backed securities substantially collateralized by U.S. mortgages. At March 31, 2016, $569 million related to securities issued by government-sponsored entities and $31 million related to securities of private-label issuers. Securities issued by private-label issuers are collateralized primarily by pools of individual direct mortgage loans of financial institutions.
  Primarily included investment securities of $31,765 million and $620 million related to our run-off insurance and energy activities, respectively. Substantially all investment securities are in the U.S.

The fair value of investment securities increased to $32,974 million at March 31, 2016, from $31,973 million at December 31, 2015, primarily due to an increase in unrealized gains resulting from lower interest rates.

ESTIMATED FAIR VALUE AND GROSS UNREALIZED LOSSES OF AVAILABLE-FOR-SALE INVESTMENT SECURITIES

	In loss position for
	Less than 12 months		12 months or more
		Gross		Gross
	Estimated	unrealized	Estimated	unrealized
(In millions)	fair value(a)	losses(a)(b)	fair value	losses(b)

March 31, 2016
Debt
U.S. corporate	$1,317	$(90)	$890	$(66)
State and municipal	15	-	273	(52)
Mortgage and asset-backed	506	(12)	148	(21)
Corporate – non-U.S.	51	(2)	20	(3)
Equity	35	(6)	-	-
Total	$1,924	$(111)	$1,331	$(141)	(c)

December 31, 2015
Debt
U.S. corporate	$2,966	$(218)	$433	$(67)
State and municipal	494	(20)	155	(53)
Mortgage and asset-backed	719	(20)	84	(16)
Corporate – non-U.S.	56	(4)	14	(4)
Equity	36	(6)	-	-
Total	$4,271	$(268)	$686	$(140)

(a) Includes the estimated fair value of and gross unrealized losses on equity securities held by GE. At March 31, 2016, the estimated fair value of and gross unrealized losses on equity securities were $18 million and $(4) million, respectively. At December 31, 2015, the estimated fair value of and gross unrealized losses on equity securities were $6 million and $(2) million, respectively.

(b) Included gross unrealized losses of an insignificant amount related to securities that had other-than-temporary impairments previously recognized at March 31, 2016.

(c) Includes debt securities held to support obligations to holders of Guaranteed Investment Contracts (GICs) of which the majority are considered to be investment-grade by the major rating agencies at March 31, 2016.

Unrealized losses are not indicative of the amount of credit loss that would be recognized and at March 31, 2016 are primarily due to increases in market yields subsequent to our purchase of the securities. We presently do not intend to sell the vast majority of our debt securities that are in an unrealized loss position and believe that it is not more likely than not that we will be required to sell the vast majority of these securities before anticipated recovery of our amortized cost. The methodologies and significant inputs used to measure the amount of credit loss for our investment securities during 2016 have not changed.

Our corporate debt portfolio comprises securities issued by public and private corporations in various industries, primarily in the U.S. Substantially all of our corporate debt securities are rated investment grade by the major rating agencies.

Mortgage and asset-backed securities primarily comprise commercial and residential mortgage-backed securities.

Our commercial mortgage-backed securities (CMBS) portfolio is collateralized by both diversified pools of mortgages that were originated for securitization (conduit CMBS) and pools of large loans backed by high-quality properties (large loan CMBS), less than half of which were originated in 2008 and prior. The vast majority of the securities in our CMBS portfolio have investment-grade credit ratings.

Our residential mortgage-backed securities (RMBS) portfolio is collateralized primarily by pools of individual, direct mortgage loans, of which substantially all are in a senior position in the capital structure of the deals, not other structured products such as collateralized debt obligations. Of the total RMBS held at March 31, 2016, $569 million and $31 million related to agency and non-agency securities, respectively. Additionally, $55 million was related to residential subprime credit securities, primarily supporting obligations to annuitants and policyholders in our run-off insurance operations. Substantially all of the subprime exposure is related to securities backed by mortgage loans originated in 2005 and prior and are investment grade.

PRE-TAX, OTHER-THAN-TEMPORARY IMPAIRMENTS ON INVESTMENT SECURITIES

	Three months ended March 31
(In millions)	2016	2015

Total pre-tax, OTTI recognized	$16	$3
Pre-tax, OTTI recognized in AOCI	-	-
Pre-tax, OTTI recognized in earnings(a)	$16	$3

(a) Included pre-tax, other-than-temporary impairments recorded in earnings related to equity securities of $7 million and none in the three months ended March 31, 2016 and 2015, respectively.

CHANGES IN CUMULATIVE CREDIT LOSS IMPAIRMENTS RECOGNIZED ON DEBT SECURITIES STILL HELD

	Three months ended March 31
(In millions)	2016	2015

Cumulative credit loss impairments recognized, beginning of period	$205	$176
Credit loss impairments recognized on securities not previously impaired	-	-
Incremental credit loss impairments recognized
on securities previously impaired	-	-
Less credit loss impairments previously recognized on securities sold
during the period or that we intend to sell	-	2
Cumulative credit loss impairments recognized, end of period	$205	$174

CONTRACTUAL MATURITIES OF INVESTMENT IN AVAILABLE-FOR-SALE DEBT SECURITIES
(EXCLUDING MORTGAGE AND ASSET-BACKED SECURITIES)

	Amortized	Estimated
(In millions)	cost	fair value

Due
Within one year	$544	$560
After one year through five years	2,880	3,110
After five years through ten years	4,835	5,249
After ten years	17,356	20,732

We expect actual maturities to differ from contractual maturities because borrowers have the right to call or prepay certain obligations.

GROSS REALIZED GAINS AND LOSSES ON AVAILABLE-FOR-SALE INVESTMENT SECURITIES

	Three months ended March 31
(In millions)	2016	2015

GE
Gains	$5	$-
Losses, including impairments	(9)	-
Net	(5)	-

GE Capital
Gains	2	92
Losses, including impairments	(19)	(14)
Net	(18)	78
Total	$(22)	$78

Although we generally do not have the intent to sell any specific securities at the end of the period, in the ordinary course of managing our investment securities portfolio, we may sell securities prior to their maturities for a variety of reasons, including diversification, credit quality, yield and liquidity requirements and the funding of claims and obligations to policyholders.

Proceeds from investment securities sales and early redemptions by issuers totaled $243 million primarily from sales of U.S. Corporate investment securities in the three months ended March 31, 2016, and $2,057 million primarily from sales related to the Trinity portfolio in the three months ended March 31, 2015